Warrants	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

NOTE 6 – WARRANTS

On September 15, 2017 the Company issued shares of Series B Preferred Stock and warrants exercisable into shares of Series B Preferred Stock, see note 9c.

	Year ended December 31,
	2018	2017
Balance at January 1	$344	$-
Exchange differences arising from translation to presentation currency	(20)
Fair value of warrants at issuance date		344
Changes in values of warrants exercisable into shares liability	(132)	-
Balance at December 31	$192	$344

The fair value of warrants granted was valued by using the OPM pricing model. Fair values were estimated using the following assumptions for the warrants call option:

	Year ended December 31,
	2018	2017
Dividend yield	-	-
Expected yearly volatility	75.8%	75.83%
Annual risk-free interest	2.74%	1.39%
Expected life	1 month	2 years